Earnings (loss) per ordinary share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Numerator:
Profit (loss) attributable to the Parent (US$'000)	$ 43,661	$ (678)	[1]	$ (338,427)	[1]
Denominator:
Weighted average basic shares outstanding	171,406,272	171,949,128	[1]	171,838,153	[1]
Basic earnings (loss) per ordinary share (US$)	$ 0.25	$ 0.00	[1]	$ (1.97)	[1]
Numerator:.
Profit (loss) attributable to the Parent (US$'000)	$ 43,661	$ (678)	[1]	$ (338,427)	[1]
Denominator:.
Weighted average basic shares outstanding	171,406,272	171,949,128	[1]	171,838,153	[1]
Effect of dilutive securities	123,340.00	0		0
Weighted average dilutive shares outstanding	171,529,612	171,949,128	[1]	171,838,153	[1]
Diluted earnings (loss) per ordinary share (US$)	$ 0.25	$ 0.00	[1]	$ (1.97)	[1]

[1]	The amounts for 2016 have been re-presented to show the results of the Spanish energy business within profit (loss) from continuing operations, as described in Note 1 to the consolidated financial statements.